Current And Future Changes In Accounting Policies	12 Months Ended
Oct. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Current And Future Changes In Accounting Policies
NOTE 4:  CURRENT AND FUTURE CHANGES IN ACCOUNTING POLICIES
CURRENT CHANGES IN ACCOUNTING POLICIES
The following amendments to an accounting standard have been adopted by the Bank for the fiscal year ended October 31, 2023.
Amendments to IAS 12 – Income Taxes
On May 23, 2023, the IASB issued
International Tax Reform – Pillar Two Model Rules
, which amends IAS 12,
Income Taxes
. The amendments provide a temporary mandatory exception from the requirements to recognize and disclose information about deferred taxes related to the implementation of Pillar Two model rules. The Bank has applied the temporary mandatory exception in jurisdictions in which the rules have been substantively enacted, which is effective immediately and is retrospective. The Bank has assessed that the retrospective application has no current impact on the Bank’s consolidated results as at October 31, 2023.
Effective for reporting periods beginning on or after November 1, 2023, additional disclosure of current tax expense (recovery) and other information related to Pillar Two income tax exposures are required.
FUTURE CHANGES IN ACCOUNTING POLICIES
The following standard has been issued but is not yet effective on the date of issuance of the Bank’s Consolidated Financial Statements.
Insurance Contracts
The IASB issued IFRS 17,
Insurance Contracts
(IFRS 17) which replaces the guidance in IFRS 4,
Insurance Contracts
(IFRS

4), and establishes principles for recognition, measurement, presentation, and disclosure of insurance contracts. Under IFRS 17, insurance contracts are aggregated into groups which are measured at the risk adjusted present value of cash flows in fulfilling the contracts. Revenue is recognized as insurance contract services are provided over the coverage period. Losses are recognized immediately if the contract group is expected to be onerous.
The standard is effective for annual reporting periods beginning on or after January 1, 2023, which will be November 1, 2023, for the Bank. OSFI’s related Advisory precludes early adoption. The Bank will apply the standard retrospectively with restatement of comparatives, where it will recognize the cumulative effect of adopting the standard as an adjustment to the opening retained earnings balance as of November 1, 2022.
The Bank will transition to IFRS 17 by primarily applying the full retrospective approach. This approach results in the measurement of insurance contracts as if IFRS 17 had always applied to them. Under IFRS 17, the measurement of insurance contracts includes a risk adjustment, which represents the compensation the Bank requires for bearing the uncertainty related to non-financial
risk in its fulfilment of insurance contracts. The risk adjustment replaces the provision for adverse deviation under IFRS 4 and is expected to result in a lower valuation of insurance liabilities. When onerous contract groups are identified, the expected losses related to those contract groups shall be recorded in income. This results in an earlier recognition of losses compared to IFRS 4.
The Bank estimates a decrease to insurance-related liabilities and an increase to retained earnings of approximately $0.1 billion after-tax at November 1, 2022.
IFRS 17 requires cash flows to be measured at their present value using a discount factor that is reflective of the characteristics of the liability, the discount factor is no longer tied to the yield of the securities supporting insurance reserves. In adopting IFRS 17, the Bank will apply transitional guidance to reclassify certain securities supporting insurance reserves from financial assets designated at FVTPL to FVOCI and vice versa to minimize accounting mismatches arising from the application of the new discount factor under IFRS 17. The reclassification will be retrospectively applied on November 1, 2023 and will result in the movement of cumulative unrealized losses between accumulated other comprehensive income and retained earnings.
The Bank’s adoption of IFRS 17 is supported by a robust governance structure. The Executive Steering Committee includes representation from the Insurance business, Finance, Actuaries, Risk, Technology, and project management teams. Updates are also provided to the TD insurance subsidiary boards, Risk Committee, and Audit Committee of the Bank.